PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS AND CONTINGENT LIABILITIES
NOTE 21. PROVISIONS AND CONTINGENT LIABILITIES
21.1. Provisions
The following tables show the detail of the provisions at December 31, 2024 and 2023:
As of December 31, 2024

	Judicial proceedings(1)	Administrative proceedings(2)	Financial guarantees(3)	Loan commitments	Onerous contracts(4)	Total
In millions of COP
Balance at January 1, 2024	50,812	92,380	2,238	252,381	3,300	401,111
Net provisions recognized during the period	24,985	1,038	2,192	31,826	5,420	65,461
Provisions used during the period	(33,333)	(9,976)	-	-	-	(43,309)
Translation adjustment	1,581	26	63	12,722	-	14,392
Effect of discounted cash flows	1,440	-	-	-	-	1,440
Final balance at December 31, 2024	45,485	83,468	4,493	296,929	8,720	439,095
(1)The balance includes provisions mainly with Tuvacol S.A. and payments mostly with the processes of the municipality of Purificación Tolima and fiscal responsibility of the departmental comptroller's office of Cundinamarca.
(2)Mainly includes environmental remediation of the Santa Elena property, see Note 21.2. Contingent Liabilities; Judicial Proceesing current and proceedings in administrative litigation regarding the discussion of the difference in income tax criteria according to the applicable tax law for COP 15,655.
(3)The balance corresponds mainly to financial guarantees in Bancolombia S.A. and its increase is due to the news operations.
(4)Onerous contracts corresponds to Renting Colombia S.A.S.
As of December 31, 2023

	Judicial proceedings	Administrative proceedings(1)	Financial guarantees(2)	Loan commitments	Onerous contracts(3)	Total
In millions of COP
Balance at January 1, 2023	47,577	84,997	16,501	265,405	2,762	417,242
Net provisions recognized during the period	19,427	11,248	(14,139)	4,394	538	21,468
Provisions used during the period	(10,666)	(3,865)	-	-	-	(14,531)
Translation adjustment	(1,395)	-	(124)	(17,418)	-	(18,937)
Effect of discounted cash flows	(4,131)	-	-	-	-	(4,131)
Final balance at December 31, 2023	50,812	92,380	2,238	252,381	3,300	401,111
(1)Mainly includes environmental remediation of the Santa Elena property, see Note 21.2. Contingent Liabilities; Judicial Proceesing current and proceedings in administrative litigation regarding the discussion of the difference in income tax criteria according to the applicable tax law for COP 14,920.
(2)The balance corresponds mainly to financial guarantees in Bancolombia S.A. and its decrease is due to the cancellation of operations
(3)Onerous contracts corresponds to Renting Colombia S.A.S.
The following table shows the changes in the provision for financial guarantees and loan commitments during period at December 31, 2024 and 2023 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	Total
Balance at January 1, 2024	158,337	45,058	51,224	254,619
Transfers	5,186	4,587	(9,773)	-
Transfer to stage 1	12,161	(6,950)	(5,211)	-
Transfer to stage 2	(4,383)	14,688	(10,305)	-
Transfer to stage 3	(2,592)	(3,151)	5,743	-
Provisions recognized during the period	74,787	51,131	44,387	170,305
Provisions reversed during the period	(91,105)	(26,271)	(18,911)	(136,287)
Translation adjustment	8,851	3,875	59	12,785
Balance at December 31, 2024	156,056	78,380	66,986	301,422

	Stage 1	Stage 2	Stage 3	Total
Balance at January 1, 2023	140,574	82,615	58,717	281,906
Transfers	34,443	(23,490)	(10,953)	-
Transfer to stage 1	33,530	(24,858)	(8,672)	-
Transfer to stage 2	2,384	4,992	(7,376)	-
Transfer to stage 3	(1,471)	(3,624)	5,095	-
Provisions recognized during the period	56,254	11,515	9,928	77,697
Provisions reversed during the period	(60,779)	(20,306)	(6,357)	(87,442)
Translation adjustment	(12,155)	(5,276)	(111)	(17,542)
Balance at December 31, 2023	158,337	45,058	51,224	254,619
Judicial proceedings
Judicial provisions refer to pending legal proceedings on employment matters, ordinary lawsuits, class actions suits, civil actions within criminal prosecutions and executive proceedings against the Bank. In the opinion of management, after receiving pertinent legal advice, the payments estimated to be made in connection with these proceedings will not generate significant losses in addition to the provisions recognized as of December 31, 2024 and 2023. In addition, the Bank does not expect to obtain any reimbursement from judicial proceedings raised against it and, therefore, has not recognized any assets for that purpose, see Note 21.2 Contingent liabilities.
Onerous contracts
For the Bank, an onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.
Financial guarantees
As of December 31, 2024

Maturity	Financial guarantees
In millions of COP
Guarantees under 1 month	744,077
Guarantees greater than 1 month and up to 3 months(1)	1,498,132
Guarantees greater than 3 months and up to 1 years (1)	5,036,939
Guarantees greater than 1 year and up to 3 years(2)	2,135,249
Guarantees greater than 3 years and up to 5 years	60,876
Guarantees greater than 5 years	669,028
Total	10,144,301
(1) The decrease is mainly due to the cancellation of operations with the following economic sectors: energy, private, among others.
(2) The increase is mainly due to reclassifications between ranges due to extension in the term or modifications in the maturity dates of the operations that arise according to the needs and requests of the client. This is presented with the following economic sectors: energy, private, government contracting and commercial.

As of December 31, 2023

Maturity	Financial guarantees
In millions of COP
Guarantees under 1 month	826,699
Guarantees greater than 1 month and up to 3 months	3,778,824
Guarantees greater than 3 months and up to 1 years	5,609,521
Guarantees greater than 1 year and up to 3 years(1)	1,489,899
Guarantees greater than 3 years and up to 5 years	450,875
Guarantees greater than 5 years	535,380
Total	12,691,198
(1) The decrease with respect to the previous year is mainly due to the cancellation of operations with the following economic sectors: energy, private, among others.
The total amount outstanding is the maximum potential payments which represent a “worse-case scenario”, and does not reflect expected results.
Loan commitments
As of December 31, 2024

Maturity	Loan commitments
In millions of COP
Commitments under 1 month	606,027
Commitments greater than 1 month and up to 3 months	20,060
Commitments greater than 3 months and up to 1 years	5,962,608
Commitments greater than 1 year and up to 3 years	2,100,683
Commitments greater than 3 years and up to 5 years	2,959,532
Commitments greater than 5 years	395,847
Total	12,044,757
As of December 31, 2023

Maturity	Loan commitments
In millions of COP
Commitments under 1 month	687,405
Commitments greater than 1 month and up to 3 months	11,373
Commitments greater than 3 months and up to 1 years	4,205,833
Commitments greater than 1 year and up to 3 years	2,269,280
Commitments greater than 3 years and up to 5 years	3,411,570
Commitments greater than 5 years	648,153
Total	11,233,614
The table below shows the maximum exposure to credit risk and provision based on the bank´s internal credit rating system, 12 months Basel PD range and year-end stage classification.

As of December 31, 2024

Standard	PD range	Stage 1		Stage 2		Stage 3		Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	9,738,866	12	267	-	-	-	9,739,133	12
Acceptable risk	> 3.11% - 11.15%	173,730	14	10,563	1	8,000	2	192,293	17
Appreciable risk	> 11.15% - 72.75%	14,123	1	6,970	3	48,221	-	69,314	4
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	143,561	4,460	143,561	4,460
Total		9,926,719	27	17,800	4	199,782	4,462	10,144,301	4,493

As of December 31, 2023

Standard	PD range	Stage 1		Stage 2		Stage 3		Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	11,885,724	6	5,165	-	-	-	11,890,889	6
Acceptable risk	> 3.11% - 11.15%	629,867	15	5,974	1	-	-	635,841	16
Appreciable risk	> 11.15% - 72.75%	18,277	1	15,750	23	-	-	34,027	24
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	130,441	2,192	130,441	2,192
Total		12,533,868	22	26,889	24	130,441	2,192	12,691,198	2,238
21.2. Contingent liabilities
Contingencies due to judicial or administrative proceedings/litigations in which Bancolombia and the entities with which financial statements are consolidated as of December 31, 2024, are listed as follow, and that represents a contingency superior to USD7,110.

Some of the proceedings in which the claims are inferior and that were revelated in prior periods will be kept providing information about its evolution.

BANCOLOMBIA S.A.
Neos Group S.A.S. (in reorganization) and Inversiones Davanic S.A.S.
On November 3, 2022, Bancolombia S.A. was served of a lawsuit in which Neos Group S.A.S. and Inversiones Davanic S.A.S. alleges that a loan agreement was entered between them, rather than a lease agreement. Subsidiary, Neos Group S.A.S. and Inversiones Davanic S.A.S. requested the rescission of the purchase and sale agreement on the ground that the price of the property was lower than its fair price.

The Neos Group S.A.S. and Inversiones Davanic S.A.S.'s claims amount is COP 65,000. The contingency is qualified as remote because the parties always intended to celebrate a lease agreement and not a different type of contract. On December 7, 2022, Bancolombia S.A. filed a brief with its defenses. As of December 31, 2024, the Court has not summoned the initial hearing. There is no provision for this proceeding.

Public Interest Class Action - Carlos Julio Aguilar and other

There is a public interest class action in which the plaintiffs allege that due to the restructuring of Departamento del Valle's financial obligations and its performance plan, the Departamento del Valle's collective rights of the public administration and the public funds of the were breached. Bancolombia S.A. filed its defenses arguing that the agreement was made in accordance with the law.
On November 15, 2024, the First Instance Court issued a judgement in favor of Bancolombia S.A. The plaintiffs filed an appeal against the first instance judgment. As of December 31, 2024, the Second Instance Court has not issued a final decision. The contingency is qualified as eventual and there is no provision for this proceeding.

Contraloría Departamental de Cundinamarca against GEHS, Bancolombia and other natural persons (COMPLETED)

The development of the Water Treatment Plant PTAR Chía I Delicias Sur from Municipio de Chía, Colombia, was outlined through a lease agreement signed on September 28, 2015. The price agreed was COP 19,000. The object of the lease agreement was the financing of the Project, as well as the optimization, design, and construction of the Water Treatment Plant PTAR Chía I Delicias Sur. As of December 31, 2018, the lease agreement was at the advance payment stage (payment of interest on the principal amount). The Municipio de Chía´s Mayor Office, has claimed that irregularities have been found during the execution of the Project. Due to these allegations, the Contraloría de Cundinamarca began a Fiscal Responsibility proceeding against GEHS Global Environment and Health Solutions de Colombia (Supplier), Guillermo Varela Romero, Rafael Antonio Ballesteros Gómez, Luís Alejandro Prieto González (Municipio de Chía´s former Mayor and employees of the municipal administration), and Bancolombia S.A., based on the alleged loss. Bancolombia S.A. has alleged in its defense, among other arguments, that the Bank fully complied with its contractual obligations and that it is not responsible for the loss of the Municipality's resources.

The Contraloría de Cundinamarca at first and second instance held responsible five (5) individuals, including Bancolombia S.A., for a total amount of COP 7,650.

As of December 31, 2024, the proceeding before the Contraloría de Cundinamarca has ended due to the total payment of the awarded amount. Nevertheless, Bancolombia S.A. is going to file a lawsuit before the administrative to request the revocation of the Contraloría de Cundinamarca’s judgment and the devolution of the amount paid.

Remediation Plan for Santa Elena´s property
In 1987, Banco de Colombia (now known as Bancolombia S.A.) received a property located in Municipio de Cartagena, Colombia from the Federación Nacional de Algodoneros. After the transfer of the property to Bancolombia S.A., soil contamination from pesticides and herbicides was found on the property. Bancolombia S.A. commenced a civil responsibility judicial proceeding against the Federación Nacional de Algodoneros alleging environmental contamination.
On November 13, 2015, the Court issued the final judgment. In the judgment, the Court stated that the Federación Nacional de Algonoderos was liable for environmental damages and consequently, Bancolombia S.A. was not.

Despite not being liable for environmental damages, Bancolombia S.A. has assumed binding commitments to contract and pay for the property’s decontamination. As a result of these commitments, Bancolombia S.A. has conducted different decontamination processes over the years. Currently, Bancolombia S.A. has the approval of the Autoridad Nacional de Licencias Ambientales de Colombia (ANLA) for the execution of a remediation plan (plan de remediación) divided into three stages: Stage I, Stage II, and Stage III.

As of December 31, 2024, Bancolombia S.A. submitted before the ANLA the results of the complementary studies of Stage I, demolition activities of the warehouses of Stage II were completed, and is carrying out with the extraction and disposal of the resulting material. Also is carrying out the pre-feasibility activities of the Stage III and continues with the execution of a social management plan with the communities in the influence area of the remediation plan, emergency and contingency plan, hazardous waste management plan and the biotic environment protection plan.

The estimated time for the execution of the remediation plan is 36 months from July 2023, with the possibility of adjustment according to the results of the pre-feasibility and feasibility stage of Stage III and the supervening requirements of the competent authorities. As of December 31, 2024, there is a provision of COP 64,800 to attend the execution of the pending activities of the plan.

Fredy Alberto Lara Borja (COMPLETED)

On December 13, 2023, Bancolombia S.A. was notified of a lawsuit filed by a former employee of the liquidated company
Aluminio Reynolds Santo Domingo S.A, seeking the absolute nullity of the purchase agreement entered between Leasing Bancolombia and Bancolombia S.A. for two properties signed in 2011. Leasing Bancolombia acquired those properties through a purchase agreement with the company Armarcas E.U, which had received them as a payment from Sociedad Aluminio Reynolds Santo Domingo S.A. The plaintiff requested that the properties be returned to Aluminios Reynolds Santo Domingo´s assets so they can be used as payment of the company´s labor liabilities.

The amount of the claims was COP 103,943. As of December 31, 2024, the proceeding ended because the Court rejected the lawsuit.

Constructora Primar S.A.S.

On June 7, 2022, Bancolombia S.A. was notified of a lawsuit filed by Incopav S.A.S., Constructora Primar S.A.S., Inversiones M & Galindo y Cía. S en C and Inversiones M & Baquero y Cía. S en C. The plaintiffs request the payment of the damages caused by Bancolombia S.A. for his decision not to fully finance of the Altos de San Jorge project.

The plaintiffs' claims amount is COP 107,344. The contingency is qualified as remote because the plaintiffs are not part of the mutual agreement entered into for the financing of the Altos de San Jorge project. On July 9, 2024, the First Instance Court ruled in favor of Bancolombia S.A. The plaintiffs filed an appeal against the first instance judgement.

As of December 31, 2024, the Second Instance Court has not issued a final decision. There is no provision for this proceeding.

Tuvacol S.A.

On July 18, 2024, Bancolombia S.A. was served of the lawsuit filed by Tuvacol S.A. Tuvacol S.A. is requesting the payment of the damages caused by the alleged irregular payment of checks charged to its checking account. Bancolombia S.A. argues that the payments of the checks were correct. The plaintiff’s claims are COP 56,769.

The initial hearing has not been held. The initial hearing was convened for June 17 and 18, 2025. As of December 31, 2024, the contingency is qualified as eventual and has a provision for COP 5,676.

FIDUCIARIA BANCOLOMBIA
Quinta Sur S.A.S.
In March 2022, Fiduciaria Bancolombia was notified of a lawsuit filed by Quinta Sur S.A.S. in liquidation proceeding. According to the lawsuit, Quinta Sur seeks the indemnification for damages due to the non-transfer of the resources to beginning of a housing construction project, under the terms agreed in the trust agreement.
Fiduciaria Bancolombia alleges that it has complied with the law and the contract, arguing that the property on which the housing project was to be constructed did not fulfill the contractual requirements. The plaintiff’s claims amount is COP 128,000.

On August 24, 2023, the First Instance Court issued a favorable judgment to Fiduciaria Bancolombia. Quinta Sur S.A.S. filed an appeal against the First Instance judgment. As of December 31, 2024, the Second Instance Court has not issued a final decision. The contingency is qualified as eventual and there is no provision for this proceeding.

BANISTMO
Constructora Tymsa S.A.
In October 2021, Banistmo and Banistmo Investment were notified of a lawsuit in which the plaintiff alleged fraudulent acts involving the sale of the plaintiff´s property. Constructora Tymsa request the nullity of the public instrument of purchase through which property was transferred to Limipa S.A. Limipa S.A. requested a loan to Banistmo and guaranteed its obligation with an an administration and guarantee trust over the property. The trust was administered by Banistmo Investment. Constructora Tymsa alleges that the signatures and fingerprints in the public instrument of purchase, sale and in the mortgage in favor of Banistmo are false.
The plaintiff’s claims amount is USD10,000, in addition to interests, costs and expenses. Banistmo and Banistmo Investment allege they are not liable for any intentional or negligent conduct regarding to the alleged fraudulent sale of the property. As of December 31, 2024, the Court is pending of the resolution of three motions, including the motion for lack of jurisdiction alleged by the Bank, and to rule on the evidence presented in the proceeding. The Bank’s legal advisors have qualified the proceeding as eventual and there is no provision.

Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and Others (COMPLETED)

In April 2022, Banistmo was notified of a lawsuit filed by Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and others. The plaintiff’s claims amount is USD5,000.

The lawsuit was filed based on a dispute between Ingrid Perscky and Jose Barbero (who used to be husband and wife) for the distribution of their assets. In 2017, Ms. Perscky, who had an authorized signature, ordered the cancelation of a fixed term deposit from Five Star, and instructed that those funds be transferred to 3 accounts that belonged to persons related to her (for example, her children). Mr. Barbero contacted Banistmo and tried to reverse the instructions, however as it was not possible, Mr. Barbero filed criminal complaints against Ms. Perscky.

Banistmo has complied with banking law and has handled the information´s confidentiality according to the law and the contract. The plaintiffs seeked compensation for material and moral damages, alleging that Banistmo breached confidentiality and banking secret in detriment of the plaintiffs.

The proceeding was completed by a settlement agreement between the parties.

Deniss Rafael Pérez Perozo, Carlos Pérez Leal and others
Promotora Terramar (client of Banistmo, formerly HSBC Panamá) received USD299, through Visa Gift Cards issued by a foreign bank. These payments were received as a partial payment of 2 apartments located in Panamá City.

The Credit Card Securities and Fraud Prevention department of the HSBC bank detected an irregular activity by Promotora Terramar, when a monitoring alert was activated due to the high number of cards with the same BIN and bank. Therefore, pursuant to the Business Establishments Affiliate Agreement, HSBC reversed funds from Promotora Terramar´s accounts for COP 287, recorded it in a suspense account while investigations were conducted. After further investigations the money was refunded.

The plaintiff’s claim is the payment of the compensation of the material and moral damages caused, which according to their valuation, amounts to USD5,252,000. Banistmo alleges it has complied with the contractual terms outlined in the Affiliate Agreement, that Mr. and Mrs Perez Leal are not customers of the Bank and thar the statute of limitations deadline has lapsed.

As of December 31, 2024, the lawsuit has not been notified to the parties. The contingency is qualified as remote by the external advisors and there is no provision for this proceeding.
DD&C, Carlos Pérez Leal and Others
In October 2022, Banistmo received a communication announcing the filing of a legal action in the Tribunal of First Instance of Kaloum in the Republic of Guinea. This action was commenced by Inversiones DD&C, Carlos Perez Leal and other natural persons against the Central Bank of the Republic of Guinea (“BCRG”) and five international banks, including Banistmo. The action seeks compensatory damages derived from alleged fraud involving six international transfers for a total USD1,900 that Inversiones DD&C, who was a client of Banistmo at the time, ordered to be made to a bank account at the BCRG.

The parties who commenced the action are seeking USD28,100 in “dommages matériels” (which are damages for alleged economic loss), as well as additional amounts in “dommages moraux” (which are damages for alleged non-economic loss, including alleged psychological suffering and moral anguish).

On May 22, 2023, a favorable First Instance judgment was issued for Banistmo. The plaintiff filed an appeal against the decision. On October 23, 2024, the Second Instance Court issued a favorable judgment to Banistmo.

The contingency is qualified as remote and there is provision for this proceeding.

Interfast Panamá & Pacific Point 96624

In February 2024, Banistmo and Banistmo Investment were served of a lawsuit filed against them and against 2020 Debt Investors Corp and José Talgham Cohen. The plaintiffs seek compensation for damages originated from the assignment of credit agreement made by Banistmo as the assignor in benefit of the assignee 2020 Debt Investors Corp., of a credit operation managed by Inverfast Panamá for a value of USD 2,000. The loan was secured with a trust of administration and guarantee of real state set up on Banistmo Investment.

The plaintiffs alleges that the credit assignment agreement presented irregularities and deviations from Banistmo and breach of fiduciary duties from Banistmo Investment. The plaintiff’s claims amount is USD 15,000.

As of December 31, 2024, the proceeding is pending rule a clarification request of the plaintiff´s lawsuit.

The contingency is qualified as remote and there is no provision for this matter.

BANCO AGRÍCOLA
Dirección General de Impuestos Internos of El Salvador
The authority on taxes of El Salvador (DGII), in accordance with the resolution of October 2018, determined that Banco Agrícola failed to declare and pay income taxes related to 2014’s fiscal year for a total of USD11,116 and related penalties.

In 2021, the appeal presented by Banco Agrícola was decided. The Tribunal de Apelaciones de los Impuestos Internos y Aduanas (TAII) modified the Resolution issued by DGII, adjusted the rental tax to USD6,341 and revoked the sanction.
Banco Agrícola filed a lawsuit before the Contentious Administrative Tribunal seeking to overrule DGII´s and TAII´s previous decisions in relation to the tax’s payment. As of December 31, 2024, is still pending the decision of the Contentious Administrative Tribunal.

The contingency is qualified as remote and there is no provision for this proceeding.

ARRENDADORA FINANCIERA S.A.
Cordal
Cordal filed a lawsuit against Arrendadora Financiera, seeking compensation for USD6,454. According to the lawsuit, Cordal was the owner of a current account in Arrendadora Financiera (formerly Banco Capital S.A.), and it alleged that it´s funds were irregularly transferred to third parties. Arrendadora Financiera alleges Cordal´s account was liquidated before the acquisition of Banco Capital S.A. and, therefore, no funds were transferred.
As of December 31, 2024, the proceeding is at the evidentiary stage. The contingency is qualified as remote and there is no provision for this proceeding. A former employee of the plaintiff was convicted of aggravated theft in connection with the facts of this lawsuit.
BANCO AGROMERCANTIL
Bapa Holdings Corp.
On September 20, 2022, a lawsuit against Banco Agromercantil was filed by Bapa Holdings Corp. The plaintiff alleges that it invested USD7,000 through a participation agreement with North Shore Development Company (NDSC) for the development of a housing project that was going to be built in a property, which was security for a loan given by Banco Agromercantil to NDSC, located in Roatan Island, Honduras. Bapa alleges that BAM caused damages due to its failure to provide information about NDSC´s financial situation and going through with the sale of the credit. On October 24, 2022, BAM responded to the claim and filed exceptions alleging that it has no commercial relationship with Bapa, and the statute of limitations deadline expired. As of December 31, 2024, the Court is pending a ruling on the exceptions to the lawsuit. The contingency is qualified as remote and there is no provision for this proceeding.

Superintendencia de Administración Tributaria (SAT)
The Superintendencia de Administración Tributaria (SAT) de Guatemala ordered a tax adjustment in the fiscal year 2014 of Banco Agromercantil´s rental tax declaration, duly paid by BAM, for a value of USD13,583 (including tax and sanction). BAM initiated legal proceedings against the decision adopted by the SAT, arguing the inadmissibility of the adjustment by applying the legal rule in an analogous way, the admissibility of the expense’s deductions of the revenue tax for being necessary to generate lien revenue and the non-withhold of the revenue tax in the interests paid to exempt people, arguing that they were appropriate according to the law.

As of December 31, 2024, the proceeding is pending the final decision from the Court. The contingency is qualified as remote and there is no provision for this proceeding.